Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001297996
Registrant Name	DIGITAL REALTY TRUST, INC.
Registration File Number	333-293494
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES